Benefit Programs - Schedule of Estimated Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 7.4
2014	8.0
2015	8.6
2016	9.1
2017	9.7
2018 - 2022	56.5
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3.6
2014	3.7
2015	3.8
2016	4.0
2017	4.2
2018 - 2022	$ 24.4